UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21098

LMP Real Estate Income Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-888-777-0102

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

ITEM 1.                                                     SCHEDULE OF INVESTMENTS

LMP REAL ESTATE INCOME FUND INC.

FORM N-Q

MARCH 31, 2009

LMP Real Estate Income Fund Inc.

Schedule of Investments (unaudited)	March 31, 2009

Shares	Security	Value
COMMON STOCKS — 48.6%
Apartments — 5.1%
110,000	Camden Property Trust	$2,373,800
116,059	UDR Inc.	999,268
	Total Apartments	3,373,068
Health Care — 9.9%
49,500	HCP Inc.	883,575
85,000	Nationwide Health Properties Inc.	1,886,150
195,000	OMEGA Healthcare Investors Inc.	2,745,600
80,000	Senior Housing Properties Trust	1,121,600
	Total Health Care	6,636,925
Industrial — 4.4%
365,000	DCT Industrial Trust Inc.	1,157,050
240,000	First Potomac Realty Trust	1,764,000
	Total Industrial	2,921,050
Industrial/Office - Mixed — 2.8%
100,000	Liberty Property Trust	1,894,000
Lodging/Resorts — 1.1%
60,000	Hospitality Properties Trust	720,000
Office — 9.2%
95,000	BioMed Realty Trust Inc.	643,150
270,000	Brandywine Realty Trust	769,500
500,000	HRPT Properties Trust	1,595,000
85,000	Kilroy Realty Corp.	1,461,150
85,000	Mack-Cali Realty Corp.	1,683,850
	Total Office	6,152,650
Regional Malls — 2.1%
120,000	CBL & Associates Properties Inc.	283,200
178,600	Glimcher Realty Trust	250,040
140,000	Macerich Co.	876,400
	Total Regional Malls	1,409,640
Retail - Free Standing — 5.9%
170,000	National Retail Properties Inc.	2,692,800
65,000	Realty Income Corp.	1,223,300
	Total Retail - Free Standing	3,916,100
Self Storage — 1.8%
215,000	Extra Space Storage Inc.	1,184,650
Shopping Centers — 4.3%
125,000	Kimco Realty Corp.	952,500
201,300	Kite Realty Group Trust	493,185
125,000	Primaris Retail Real Estate Investment Trust	898,796
20,000	Regency Centers Corp.	531,400
	Total Shopping Centers	2,875,881
Specialty — 2.0%
85,000	Entertainment Properties Trust	1,339,600
	TOTAL COMMON STOCKS (Cost — $69,361,083)	32,423,564
PREFERRED STOCKS — 50.6%
Apartments — 3.5%
	Apartment Investment & Management Co., Cumulative:
70,000	Series U, 7.750%	707,000
70,000	Series Y, 7.875%	723,100

See Notes to Schedule of Investments.

LMP Real Estate Income Fund Inc.

Schedule of Investments (unaudited) (continued)	March 31, 2009

Shares	Security	Value
Apartments — 3.5% (continued)
60,000	BRE Properties Inc., Series C, 6.750%	$895,800
	Total Apartments	2,325,900
Diversified — 10.0%
175,000	Duke Realty Corp., Series M, 6.950%	1,487,500
90,000	LBA Realty Fund LP, 8.750% (a)	1,890,000
	PS Business Parks Inc.:
45,000	Cumulative Redeemable, Series O, 7.375%	720,000
75,000	Series M, 7.200%	1,156,500
100,000	Vornado Realty Trust, Cumulative Redeemable, Series G, 6.625%	1,402,000
	Total Diversified	6,656,000
Health Care — 4.0%
100,000	HCP Inc., Series F, 7.100%	1,690,000
55,000	OMEGA Healthcare Investors Inc., Cumulative Redeemable, Series D, 8.375%	990,000
	Total Health Care	2,680,000
Lodging/Resorts — 4.2%
71,100	Hospitality Properties Trust, Cumulative Redeemable, Series B, 8.875%	1,042,326
52,900	LaSalle Hotel Properties, Cumulative Redeemable, Series G, 7.250%	479,406
160,000	Strategic Hotels Capital Inc., Series B, 8.250%	418,000
100,100	Sunstone Hotel Investors Inc., Cumulative Redeemable, Series A, 8.000%	857,107
	Total Lodging/Resorts	2,796,839
Office — 4.7%
130,000	BioMed Realty Trust Inc., Series A, 7.375%	1,394,900
46,400	Brandywine Realty Trust, Series D, 7.375%	422,240
40,000	Corporate Office Properties Trust, Cumulative Redeemable, Series J, 7.625%	720,400
51,183	HRPT Properties Trust, Cumulative Redeemable, Series B, 8.750%	586,045
	Total Office	3,123,585
Regional Malls — 2.3%
85,000	Glimcher Realty Trust, Cumulative Redeemable, Series F, 8.750%	494,700
70,000	Taubman Centers Inc., Cumulative Redeemable, Series H, 7.625%	1,072,575
	Total Regional Malls	1,567,275
Retail - Free Standing — 3.7%
85,000	National Retail Properties Inc., Cumulative Redeemable, Series C, 7.375%	1,284,563
70,000	Realty Income Corp., Cumulative Redeemable, Series E, 6.750%	1,183,000
	Total Retail - Free Standing	2,467,563
Shopping Centers — 13.0%
50,000	Cedar Shopping Centers Inc., Cumulative Redeemable, Series A, 8.875%	435,000
13,300	Developers Diversified Realty Corp., Cumulative Redeemable, Class G, 8.000%	75,810
209,100	Kimco Realty Corp., 7.750%	2,854,215
63,800	Urstadt Biddle Properties Inc., Cumulative, Series C, 8.500%	5,326,662
	Total Shopping Centers	8,691,687
Storage — 5.2%
200,000	Public Storage Inc., Cumulative Redeemable, Series L, 6.750%	3,470,000
	TOTAL PREFERRED STOCKS (Cost — $65,177,162)	33,778,849
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $134,538,245)	66,202,413

See Notes to Schedule of Investments.

LMP Real Estate Income Fund Inc.

Schedule of Investments (unaudited) (continued)	March 31, 2009

Face Amount	Security	Value
SHORT-TERM INVESTMENT — 0.8%
Repurchase Agreement — 0.8%
$531,000	Interest in $536,223,000 joint tri-party repurchase agreement dated 3/31/09 with Greenwich Capital Markets Inc., 0.200% due 4/1/09; Proceeds at maturity - $531,003; (Fully collateralized by various U.S. government agency obligations, 3.200% to 7.125% due 11/3/09 to 11/17/17; Market value - $541,622) (Cost - $531,000)	$531,000
	TOTAL INVESTMENTS — 100.0% (Cost — $135,069,245#)	$66,733,413

(a)          Security is exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.  This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

#                 Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

LMP Real Estate Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is high current income and the Fund’s secondary objective is capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”).  FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	March 31, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments in Securities	$66,733,413	$66,202,413	$531,000	—
Other Financial Instruments*	(841,504)	—	(841,504)	—
Total	$65,891,909	$66,202,413	$(310,504)	—

* Other financial instruments include swaps.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Notes to Schedule of Investments (unaudited) (continued)

(c) Swap Contracts. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap contracts.  Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income or expense. Interest rate swaps are marked to market daily based upon quotations from the market makers. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows. The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Concentration Risk. The Fund invests in securities related to the real estate industry and is subject to the risks of real estate markets, including fluctuating property values, changes in interest rates and other mortgage-related risks.

(f) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At March 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$490,897
Gross unrealized depreciation	(68,826,729)
Net unrealized depreciation	$(68,335,832)

At March 31, 2009, the Fund had the following open swap contracts:

SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND‡	PERIODIC PAYMENTS RECEIVED BY THE FUND‡	UNREALIZED DEPRECIATION
Interest Rate Swaps:
Wachovia Bank, N.A.	$5,000,000	7/22/12	4.500%	1-Month	$(482,785)
				LIBOR
Wachovia Bank, N.A.	5,000,000	12/5/10	3.840%	1-Month	(242,706)
				LIBOR
Wachovia Bank, N.A.	5,000,000	11/25/09	4.177%	1-Month	(116,013)
				LIBOR
Net unrealized depreciation on open swap contracts					$(841,504)

‡  Percentage shown is an annual percentage rate.

Notes to Schedule of Investments (unaudited) (continued)

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at March 31, 2009.

Swap Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Total
Interest Rate Contracts	—	$(841,504)	$(841,504)
Foreign Exchange Contracts	—	—	—
Credit Contracts	—	—	—
Equity Contracts	—	—	—
Other Contracts	—	—	—
Total	—	$(841,504)	$(841,504)

3. Recent Accounting Pronouncement

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LMP Real Estate Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	May 28, 2009

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	May 28, 2009